Other non-current assets - Summary (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other non-current assets
Non-current restricted cash	€ 4,569	€ 1,425	€ 1,482
Financial assets held at fair value through profit or loss		0	8,951
Other non-current assets	1,209	1,048	910
Total other non-current assets	€ 5,778	€ 2,473	€ 11,343